Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Devonshire Trust
Entity Central Index Key	0000035341
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class M
Trading Symbol	FLUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 152	1.37%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,099 $11,104 $12,737 $12,001 $13,512 $14,147 $17,620 $17,765 $19,119 $23,350 Russell 1000® Value Index $10,000 $9,500 $11,839 $13,878 $13,210 $15,176 $15,797 $19,490 $19,406 $20,586 $24,609 Russell 1000® Index $10,000 $9,818 $11,861 $14,926 $14,601 $17,725 $21,242 $25,557 $23,372 $28,101 $35,606 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 17.86% 10.77% 8.85% Class M (without 3.50% sales charge) 22.13% 11.56% 9.24% Russell 1000® Value Index 19.54% 10.15% 9.42% Russell 1000® Index 26.71% 14.97% 13.54% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,849,804
Holdings Count | shares	163
Advisory Fees Paid, Amount	$ 4,575,208
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Industrials 14.2 Health Care 14.2 Information Technology 9.6 Consumer Staples 7.2 Energy 6.6 Consumer Discretionary 6.0 Real Estate 4.4 Utilities 4.3 Communication Services 4.0 Materials 3.7 Common Stocks 97.4 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Domestic Equity Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 96.1 France 1.3 Canada 1.0 Taiwan 0.6 Bailiwick Of Jersey 0.3 United Kingdom 0.3 Portugal 0.3 Israel 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 France - 1.3 Canada - 1.0 Taiwan - 0.6 Bailiwick Of Jersey - 0.3 United Kingdom - 0.3 Portugal - 0.3 Israel - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.7 Exxon Mobil Corp 2.4 Bank of America Corp 2.1 Norfolk Southern Corp 2.0 Allison Transmission Holdings Inc 2.0 Westinghouse Air Brake Technologies Corp 2.0 UnitedHealth Group Inc 1.9 JPMorgan Chase & Co 1.8 Boeing Co 1.7 Walmart Inc 1.6 20.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class A
Trading Symbol	FLUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.12%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,916 $10,921 $12,561 $11,875 $13,409 $14,084 $17,586 $17,771 $19,167 $23,471 Russell 1000® Value Index $10,000 $9,500 $11,839 $13,878 $13,210 $15,176 $15,797 $19,490 $19,406 $20,586 $24,609 Russell 1000® Index $10,000 $9,818 $11,861 $14,926 $14,601 $17,725 $21,242 $25,557 $23,372 $28,101 $35,606 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 15.41% 10.53% 8.91% Class A (without 5.75% sales charge) 22.46% 11.85% 9.55% Russell 1000® Value Index 19.54% 10.15% 9.42% Russell 1000® Index 26.71% 14.97% 13.54% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,849,804
Holdings Count | shares	163
Advisory Fees Paid, Amount	$ 4,575,208
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Industrials 14.2 Health Care 14.2 Information Technology 9.6 Consumer Staples 7.2 Energy 6.6 Consumer Discretionary 6.0 Real Estate 4.4 Utilities 4.3 Communication Services 4.0 Materials 3.7 Common Stocks 97.4 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Domestic Equity Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 96.1 France 1.3 Canada 1.0 Taiwan 0.6 Bailiwick Of Jersey 0.3 United Kingdom 0.3 Portugal 0.3 Israel 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 France - 1.3 Canada - 1.0 Taiwan - 0.6 Bailiwick Of Jersey - 0.3 United Kingdom - 0.3 Portugal - 0.3 Israel - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.7 Exxon Mobil Corp 2.4 Bank of America Corp 2.1 Norfolk Southern Corp 2.0 Allison Transmission Holdings Inc 2.0 Westinghouse Air Brake Technologies Corp 2.0 UnitedHealth Group Inc 1.9 JPMorgan Chase & Co 1.8 Boeing Co 1.7 Walmart Inc 1.6 20.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class Z
Trading Symbol	FIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.74%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through January 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,674 $10,406 $11,050 $11,773 $15,210 $15,536 $16,983 $20,461 Russell Midcap® Value Index $10,000 $11,439 $10,817 $12,219 $13,051 $16,071 $15,960 $16,347 $19,482 Russell 3000® Index $10,000 $12,513 $12,230 $14,741 $17,760 $21,099 $19,359 $23,066 $29,136 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 20.48% 13.11% 9.36% Russell Midcap® Value Index 19.18% 9.78% 8.69% Russell 3000® Index 26.32% 14.60% 14.30% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,918,777,537
Holdings Count | shares	192
Advisory Fees Paid, Amount	$ 15,028,344
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 17.6 Materials 9.6 Consumer Discretionary 9.0 Real Estate 8.5 Health Care 8.0 Information Technology 7.8 Utilities 7.4 Energy 6.6 Consumer Staples 5.5 Communication Services 1.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.5 Canada 2.4 Germany 0.6 Bailiwick Of Jersey 0.6 Zambia 0.5 United Kingdom 0.5 Spain 0.4 Ireland 0.3 Belgium 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 2.4 Germany - 0.6 Bailiwick Of Jersey - 0.6 Zambia - 0.5 United Kingdom - 0.5 Spain - 0.4 Ireland - 0.3 Belgium - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sun Communities Inc 1.6 Welltower Inc 1.1 PG&E Corp 1.1 Coca-Cola Consolidated Inc 1.1 Hartford Financial Services Group Inc/The 1.0 Corteva Inc 1.0 Sempra 1.0 US Foods Holding Corp 1.0 Weatherford International PLC 1.0 UGI Corp 1.0 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity-Income K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income K6 Fund
Class Name	Fidelity® Equity-Income K6 Fund
Trading Symbol	FEKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within utilities. Security selection in industrials and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained 87% and was the top individual relative contributor. The second-largest relative contributor was an overweight in GE Aerospace (+94%). The company was among our biggest holdings. Another notable relative contributor was an overweight in Vistra (+309%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Stock picks in materials also hampered the fund's result. Also hurting our result was an underweight in industrials. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was our non-benchmark stake in Samsung Electronics (-33%). The second-largest relative detractor was an overweight in Merck (-18%). An overweight in Danaher (-7%) also detracted. The stock was among our biggest holdings this period.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through January 31, 2025. Initial investment of $10,000. Fidelity® Equity-Income K6 Fund $10,000 $10,914 $11,784 $14,628 $14,679 $15,694 $18,887 Russell 3000® Value Index $10,000 $10,830 $11,352 $13,940 $13,880 $14,673 $17,507 Russell 3000® Index $10,000 $11,223 $13,521 $16,063 $14,738 $17,560 $22,181 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Equity-Income K6 Fund 20.35% 11.59% 11.93% Russell 3000® Value Index 19.32% 10.08% 10.44% Russell 3000® Index 26.32% 14.60% 15.17% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 235,431,840
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 667,188
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$235,431,840
Number of Holdings	123
Total Advisory Fee	$667,188
Portfolio Turnover	23%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.9 Health Care 13.8 Industrials 12.3 Consumer Staples 9.5 Information Technology 9.3 Energy 6.7 Consumer Discretionary 6.2 Communication Services 6.1 Utilities 5.7 Materials 4.2 Real Estate 2.0 Common Stocks 96.7 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 90.3 Canada 2.5 United Kingdom 1.7 Taiwan 1.7 Ireland 1.1 China 1.0 Korea (South) 0.6 Japan 0.4 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.5 United Kingdom - 1.7 Taiwan - 1.7 Ireland - 1.1 China - 1.0 Korea (South) - 0.6 Japan - 0.4 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 3.9 Exxon Mobil Corp 2.8 Walmart Inc 2.4 UnitedHealth Group Inc 2.3 Linde PLC 2.2 AbbVie Inc 2.1 Wells Fargo & Co 2.0 GE Aerospace 2.0 Bank of America Corp 2.0 Procter & Gamble Co/The 1.8 23.5
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class C
Trading Symbol	FLUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 207	1.87%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Class C $10,000 $9,387 $11,399 $13,003 $12,189 $13,647 $14,219 $17,606 $17,650 $19,036 $23,311 Russell 1000® Value Index $10,000 $9,500 $11,839 $13,878 $13,210 $15,176 $15,797 $19,490 $19,406 $20,586 $24,609 Russell 1000® Index $10,000 $9,818 $11,861 $14,926 $14,601 $17,725 $21,242 $25,557 $23,372 $28,101 $35,606 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 20.54% 10.96% 8.83% Class C 21.54% 10.96% 8.83% Russell 1000® Value Index 19.54% 10.15% 9.42% Russell 1000® Index 26.71% 14.97% 13.54% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,849,804
Holdings Count | shares	163
Advisory Fees Paid, Amount	$ 4,575,208
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Industrials 14.2 Health Care 14.2 Information Technology 9.6 Consumer Staples 7.2 Energy 6.6 Consumer Discretionary 6.0 Real Estate 4.4 Utilities 4.3 Communication Services 4.0 Materials 3.7 Common Stocks 97.4 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Domestic Equity Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 96.1 France 1.3 Canada 1.0 Taiwan 0.6 Bailiwick Of Jersey 0.3 United Kingdom 0.3 Portugal 0.3 Israel 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 France - 1.3 Canada - 1.0 Taiwan - 0.6 Bailiwick Of Jersey - 0.3 United Kingdom - 0.3 Portugal - 0.3 Israel - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.7 Exxon Mobil Corp 2.4 Bank of America Corp 2.1 Norfolk Southern Corp 2.0 Allison Transmission Holdings Inc 2.0 Westinghouse Air Brake Technologies Corp 2.0 UnitedHealth Group Inc 1.9 JPMorgan Chase & Co 1.8 Boeing Co 1.7 Walmart Inc 1.6 20.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity-Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund Class K
Trading Symbol	FEIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by utilities. Security selection in industrials and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained 87% and was the top individual relative contributor. The second-largest relative contributor was an overweight in GE Aerospace (+94%). The company was one of the fund's largest holdings. Another notable relative contributor was an overweight in Vistra (+310%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Picks in materials also hampered the fund's result. Also hurting our result was an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned -33% and was the biggest individual relative detractor. A second notable relative detractor was an overweight in Merck (-18%). Another notable relative detractor was an overweight in Danaher (-7%). The company was one of the fund's largest holdings this period.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Class K $10,000 $9,522 $11,860 $13,958 $13,147 $15,352 $16,586 $20,534 $20,562 $21,985 $26,407 Russell 3000® Value Index $10,000 $9,459 $11,896 $13,877 $13,216 $15,085 $15,812 $19,417 $19,333 $20,438 $24,386 Russell 3000® Index $10,000 $9,752 $11,871 $14,858 $14,522 $17,503 $21,088 $25,052 $22,987 $27,388 $34,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 20.11% 11.46% 10.20% Russell 3000® Value Index 19.32% 10.08% 9.32% Russell 3000® Index 26.32% 14.60% 13.21% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,140,428,931
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 43,129,468
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$9,140,428,931
Number of Holdings	123
Total Advisory Fee	$43,129,468
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 13.9 Industrials 12.5 Consumer Staples 9.6 Information Technology 9.3 Energy 6.8 Consumer Discretionary 6.2 Communication Services 6.0 Utilities 5.7 Materials 4.1 Real Estate 2.0 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 90.3 Canada 2.5 United Kingdom 1.7 Taiwan 1.7 Ireland 1.1 China 1.0 Korea (South) 0.6 Japan 0.4 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.5 United Kingdom - 1.7 Taiwan - 1.7 Ireland - 1.1 China - 1.0 Korea (South) - 0.6 Japan - 0.4 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 4.0 Exxon Mobil Corp 2.8 Walmart Inc 2.4 UnitedHealth Group Inc 2.3 Linde PLC 2.2 AbbVie Inc 2.1 GE Aerospace 2.1 Wells Fargo & Co 2.0 Bank of America Corp 2.0 Procter & Gamble Co/The 1.8 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class I
Trading Symbol	FMPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 96	0.87%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Class I $10,000 $9,040 $11,136 $12,975 $11,549 $12,244 $13,029 $16,815 $17,153 $18,725 $22,525 Russell Midcap® Value Index $10,000 $9,126 $11,787 $13,440 $12,710 $14,357 $15,334 $18,883 $18,753 $19,207 $22,891 Russell 3000® Index $10,000 $9,752 $11,871 $14,858 $14,522 $17,503 $21,088 $25,052 $22,987 $27,388 $34,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 20.29% 12.97% 8.46% Russell Midcap® Value Index 19.18% 9.78% 8.63% Russell 3000® Index 26.32% 14.60% 13.21% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,918,777,537
Holdings Count | shares	192
Advisory Fees Paid, Amount	$ 15,028,344
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 17.6 Materials 9.6 Consumer Discretionary 9.0 Real Estate 8.5 Health Care 8.0 Information Technology 7.8 Utilities 7.4 Energy 6.6 Consumer Staples 5.5 Communication Services 1.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.5 Canada 2.4 Germany 0.6 Bailiwick Of Jersey 0.6 Zambia 0.5 United Kingdom 0.5 Spain 0.4 Ireland 0.3 Belgium 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 2.4 Germany - 0.6 Bailiwick Of Jersey - 0.6 Zambia - 0.5 United Kingdom - 0.5 Spain - 0.4 Ireland - 0.3 Belgium - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sun Communities Inc 1.6 Welltower Inc 1.1 PG&E Corp 1.1 Coca-Cola Consolidated Inc 1.1 Hartford Financial Services Group Inc/The 1.0 Corteva Inc 1.0 Sempra 1.0 US Foods Holding Corp 1.0 Weatherford International PLC 1.0 UGI Corp 1.0 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity-Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund
Trading Symbol	FEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by utilities. Security selection in industrials and consumer discretionary also boosted the fund's relative performance.
•The fund's non-benchmark stake in Taiwan Semiconductor Manufacturing gained 87% and was the top individual relative contributor. The second-largest relative contributor was an overweight in GE Aerospace (+94%). The company was one of the fund's largest holdings. Another notable relative contributor was an overweight in Vistra (+310%).
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in financials, primarily within the financial services industry. Picks in materials also hampered the fund's result. Also hurting our result was an underweight in industrials. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Samsung Electronics returned -33% and was the biggest individual relative detractor. A second notable relative detractor was an overweight in Merck (-18%). Another notable relative detractor was an overweight in Danaher (-7%). The company was one of the fund's largest holdings this period.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Equity-Income Fund $10,000 $9,512 $11,834 $13,913 $13,091 $15,275 $16,487 $20,393 $20,404 $21,799 $26,161 Russell 3000® Value Index $10,000 $9,459 $11,896 $13,877 $13,216 $15,085 $15,812 $19,417 $19,333 $20,438 $24,386 Russell 3000® Index $10,000 $9,752 $11,871 $14,858 $14,522 $17,503 $21,088 $25,052 $22,987 $27,388 $34,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Equity-Income Fund 20.01% 11.36% 10.09% Russell 3000® Value Index 19.32% 10.08% 9.32% Russell 3000® Index 26.32% 14.60% 13.21% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,140,428,931
Holdings Count | shares	123
Advisory Fees Paid, Amount	$ 43,129,468
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$9,140,428,931
Number of Holdings	123
Total Advisory Fee	$43,129,468
Portfolio Turnover	19%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Health Care 13.9 Industrials 12.5 Consumer Staples 9.6 Information Technology 9.3 Energy 6.8 Consumer Discretionary 6.2 Communication Services 6.0 Utilities 5.7 Materials 4.1 Real Estate 2.0 Common Stocks 97.1 Short-Term Investments and Net Other Assets (Liabilities) 2.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.9 United States 90.3 Canada 2.5 United Kingdom 1.7 Taiwan 1.7 Ireland 1.1 China 1.0 Korea (South) 0.6 Japan 0.4 Germany 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 2.5 United Kingdom - 1.7 Taiwan - 1.7 Ireland - 1.1 China - 1.0 Korea (South) - 0.6 Japan - 0.4 Germany - 0.3 Others - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 4.0 Exxon Mobil Corp 2.8 Walmart Inc 2.4 UnitedHealth Group Inc 2.3 Linde PLC 2.2 AbbVie Inc 2.1 GE Aerospace 2.1 Wells Fargo & Co 2.0 Bank of America Corp 2.0 Procter & Gamble Co/The 1.8 23.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z
Trading Symbol	FSCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through January 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,565 $10,982 $12,451 $13,127 $16,465 $16,706 $18,097 $22,245 Russell 1000® Value Index $10,000 $11,746 $11,181 $12,844 $13,370 $16,495 $16,425 $17,424 $20,828 Russell 1000® Index $10,000 $12,580 $12,306 $14,939 $17,903 $21,540 $19,699 $23,684 $30,010 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 22.92% 12.31% 10.51% Russell 1000® Value Index 19.54% 10.15% 9.60% Russell 1000® Index 26.71% 14.97% 14.72% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,849,804
Holdings Count | shares	163
Advisory Fees Paid, Amount	$ 4,575,208
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Industrials 14.2 Health Care 14.2 Information Technology 9.6 Consumer Staples 7.2 Energy 6.6 Consumer Discretionary 6.0 Real Estate 4.4 Utilities 4.3 Communication Services 4.0 Materials 3.7 Common Stocks 97.4 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Domestic Equity Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 96.1 France 1.3 Canada 1.0 Taiwan 0.6 Bailiwick Of Jersey 0.3 United Kingdom 0.3 Portugal 0.3 Israel 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 France - 1.3 Canada - 1.0 Taiwan - 0.6 Bailiwick Of Jersey - 0.3 United Kingdom - 0.3 Portugal - 0.3 Israel - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.7 Exxon Mobil Corp 2.4 Bank of America Corp 2.1 Norfolk Southern Corp 2.0 Allison Transmission Holdings Inc 2.0 Westinghouse Air Brake Technologies Corp 2.0 UnitedHealth Group Inc 1.9 JPMorgan Chase & Co 1.8 Boeing Co 1.7 Walmart Inc 1.6 20.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Stock Selector Large Cap Value Fund
Class Name	Fidelity® Series Stock Selector Large Cap Value Fund
Trading Symbol	FBLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000® Value Index for the fiscal year, especially within information technology. Stock selection in consumer discretionary and industrials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. The second-largest relative contributor this period was avoiding Intel, a benchmark component that returned about -54%. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%). We reduced our position in Targa this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services. Also hurting our result were stock picks in consumer staples, primarily within the food, beverage & tobacco industry. Lastly, the fund's position in cash detracted in a rising market.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned about -17% and was a second notable relative detractor. Another notable relative detractor was an underweight in GE Vernova (+163%). GE Vernova was not held in the fund at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Series Stock Selector Large Cap Value Fund $10,000 $9,331 $11,522 $13,322 $12,646 $14,414 $15,241 $19,249 $19,653 $21,485 $26,582 Russell 1000® Value Index $10,000 $9,500 $11,839 $13,878 $13,210 $15,176 $15,797 $19,490 $19,406 $20,586 $24,609 Russell 1000® Index $10,000 $9,818 $11,861 $14,926 $14,601 $17,725 $21,242 $25,557 $23,372 $28,101 $35,606 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Stock Selector Large Cap Value Fund 23.72% 13.02% 10.27% Russell 1000® Value Index 19.54% 10.15% 9.42% Russell 1000® Index 26.71% 14.97% 13.54% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,614,674,238
Holdings Count | shares	159
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,614,674,238
Number of Holdings	159
Total Advisory Fee	$0
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 14.3 Health Care 14.2 Information Technology 9.1 Consumer Staples 7.3 Energy 6.6 Consumer Discretionary 6.1 Real Estate 4.6 Utilities 4.2 Communication Services 4.0 Materials 3.8 Common Stocks 97.5 Domestic Equity Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Domestic Equity Funds - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 96.1 France 1.2 Canada 1.0 Taiwan 0.6 Bailiwick Of Jersey 0.4 Portugal 0.3 United Kingdom 0.3 Israel 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 France - 1.2 Canada - 1.0 Taiwan - 0.6 Bailiwick Of Jersey - 0.4 Portugal - 0.3 United Kingdom - 0.3 Israel - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.6 Exxon Mobil Corp 2.4 Allison Transmission Holdings Inc 2.1 Norfolk Southern Corp 2.0 Westinghouse Air Brake Technologies Corp 2.0 UnitedHealth Group Inc 1.9 Bank of America Corp 1.9 Cisco Systems Inc 1.7 Boeing Co 1.7 Walmart Inc 1.6 19.9
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class I
Trading Symbol	FLUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Class I $10,000 $9,486 $11,641 $13,426 $12,728 $14,408 $15,173 $19,006 $19,270 $20,850 $25,607 Russell 1000® Value Index $10,000 $9,500 $11,839 $13,878 $13,210 $15,176 $15,797 $19,490 $19,406 $20,586 $24,609 Russell 1000® Index $10,000 $9,818 $11,861 $14,926 $14,601 $17,725 $21,242 $25,557 $23,372 $28,101 $35,606 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 22.82% 12.19% 9.86% Russell 1000® Value Index 19.54% 10.15% 9.42% Russell 1000® Index 26.71% 14.97% 13.54% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,849,804
Holdings Count | shares	163
Advisory Fees Paid, Amount	$ 4,575,208
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Industrials 14.2 Health Care 14.2 Information Technology 9.6 Consumer Staples 7.2 Energy 6.6 Consumer Discretionary 6.0 Real Estate 4.4 Utilities 4.3 Communication Services 4.0 Materials 3.7 Common Stocks 97.4 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Domestic Equity Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 96.1 France 1.3 Canada 1.0 Taiwan 0.6 Bailiwick Of Jersey 0.3 United Kingdom 0.3 Portugal 0.3 Israel 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 France - 1.3 Canada - 1.0 Taiwan - 0.6 Bailiwick Of Jersey - 0.3 United Kingdom - 0.3 Portugal - 0.3 Israel - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.7 Exxon Mobil Corp 2.4 Bank of America Corp 2.1 Norfolk Southern Corp 2.0 Allison Transmission Holdings Inc 2.0 Westinghouse Air Brake Technologies Corp 2.0 UnitedHealth Group Inc 1.9 JPMorgan Chase & Co 1.8 Boeing Co 1.7 Walmart Inc 1.6 20.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class C
Trading Symbol	FMPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 205	1.87%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Class C $10,000 $8,948 $10,915 $12,582 $11,086 $11,635 $12,247 $15,647 $15,789 $17,192 $20,630 Russell Midcap® Value Index $10,000 $9,126 $11,787 $13,440 $12,710 $14,357 $15,334 $18,883 $18,753 $19,207 $22,891 Russell 3000® Index $10,000 $9,752 $11,871 $14,858 $14,522 $17,503 $21,088 $25,052 $22,987 $27,388 $34,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 18.12% 11.80% 7.51% Class C 19.12% 11.80% 7.51% Russell Midcap® Value Index 19.18% 9.78% 8.63% Russell 3000® Index 26.32% 14.60% 13.21% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,918,777,537
Holdings Count | shares	192
Advisory Fees Paid, Amount	$ 15,028,344
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 17.6 Materials 9.6 Consumer Discretionary 9.0 Real Estate 8.5 Health Care 8.0 Information Technology 7.8 Utilities 7.4 Energy 6.6 Consumer Staples 5.5 Communication Services 1.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.5 Canada 2.4 Germany 0.6 Bailiwick Of Jersey 0.6 Zambia 0.5 United Kingdom 0.5 Spain 0.4 Ireland 0.3 Belgium 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 2.4 Germany - 0.6 Bailiwick Of Jersey - 0.6 Zambia - 0.5 United Kingdom - 0.5 Spain - 0.4 Ireland - 0.3 Belgium - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sun Communities Inc 1.6 Welltower Inc 1.1 PG&E Corp 1.1 Coca-Cola Consolidated Inc 1.1 Hartford Financial Services Group Inc/The 1.0 Corteva Inc 1.0 Sempra 1.0 US Foods Holding Corp 1.0 Weatherford International PLC 1.0 UGI Corp 1.0 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity® Mid Cap Value Fund
Trading Symbol	FSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Mid Cap Value Fund $10,000 $9,042 $11,140 $12,979 $11,556 $12,253 $13,033 $16,826 $17,163 $18,741 $22,556 Russell Midcap® Value Index $10,000 $9,126 $11,787 $13,440 $12,710 $14,357 $15,334 $18,883 $18,753 $19,207 $22,891 Russell 3000® Index $10,000 $9,752 $11,871 $14,858 $14,522 $17,503 $21,088 $25,052 $22,987 $27,388 $34,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mid Cap Value Fund 20.35% 12.98% 8.47% Russell Midcap® Value Index 19.18% 9.78% 8.63% Russell 3000® Index 26.32% 14.60% 13.21% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,918,777,537
Holdings Count | shares	192
Advisory Fees Paid, Amount	$ 15,028,344
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 17.6 Materials 9.6 Consumer Discretionary 9.0 Real Estate 8.5 Health Care 8.0 Information Technology 7.8 Utilities 7.4 Energy 6.6 Consumer Staples 5.5 Communication Services 1.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.5 Canada 2.4 Germany 0.6 Bailiwick Of Jersey 0.6 Zambia 0.5 United Kingdom 0.5 Spain 0.4 Ireland 0.3 Belgium 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 2.4 Germany - 0.6 Bailiwick Of Jersey - 0.6 Zambia - 0.5 United Kingdom - 0.5 Spain - 0.4 Ireland - 0.3 Belgium - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sun Communities Inc 1.6 Welltower Inc 1.1 PG&E Corp 1.1 Coca-Cola Consolidated Inc 1.1 Hartford Financial Services Group Inc/The 1.0 Corteva Inc 1.0 Sempra 1.0 US Foods Holding Corp 1.0 Weatherford International PLC 1.0 UGI Corp 1.0 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity® Stock Selector Large Cap Value Fund
Trading Symbol	FSLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the information technology sector. Picks in consumer discretionary and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Allison Transmission (+97%). The stock was one of the fund's biggest holdings. Not owning Intel, a benchmark component that returned approximately -54%, also helped. Another notable relative contributor was our non-benchmark stake in Targa Resources (+136%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks in consumer staples, primarily within the food, beverage & tobacco industry, modestly hurt as well. Lastly, the fund's position in cash was another negative.
•The biggest individual relative detractor was an overweight in Concentrix (-40%). A non-benchmark stake in Capgemini returned roughly -17% and also hurt. An underweight in GE Vernova (+163%) detracted as well. GE Vernova was not held in the fund at period end.
•Notable changes in positioning include decreased exposure to the communication services sector and a higher allocation to consumer discretionary companies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Stock Selector Large Cap Value Fund $10,000 $9,490 $11,655 $13,449 $12,750 $14,439 $15,205 $19,046 $19,306 $20,890 $25,649 Russell 1000® Value Index $10,000 $9,500 $11,839 $13,878 $13,210 $15,176 $15,797 $19,490 $19,406 $20,586 $24,609 Russell 1000® Index $10,000 $9,818 $11,861 $14,926 $14,601 $17,725 $21,242 $25,557 $23,372 $28,101 $35,606 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Stock Selector Large Cap Value Fund 22.78% 12.18% 9.88% Russell 1000® Value Index 19.54% 10.15% 9.42% Russell 1000® Index 26.71% 14.97% 13.54% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 677,849,804
Holdings Count | shares	163
Advisory Fees Paid, Amount	$ 4,575,208
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$677,849,804
Number of Holdings	163
Total Advisory Fee	$4,575,208
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.2 Industrials 14.2 Health Care 14.2 Information Technology 9.6 Consumer Staples 7.2 Energy 6.6 Consumer Discretionary 6.0 Real Estate 4.4 Utilities 4.3 Communication Services 4.0 Materials 3.7 Common Stocks 97.4 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Domestic Equity Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 96.1 France 1.3 Canada 1.0 Taiwan 0.6 Bailiwick Of Jersey 0.3 United Kingdom 0.3 Portugal 0.3 Israel 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.1 France - 1.3 Canada - 1.0 Taiwan - 0.6 Bailiwick Of Jersey - 0.3 United Kingdom - 0.3 Portugal - 0.3 Israel - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 2.7 Exxon Mobil Corp 2.4 Bank of America Corp 2.1 Norfolk Southern Corp 2.0 Allison Transmission Holdings Inc 2.0 Westinghouse Air Brake Technologies Corp 2.0 UnitedHealth Group Inc 1.9 JPMorgan Chase & Co 1.8 Boeing Co 1.7 Walmart Inc 1.6 20.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class M
Trading Symbol	FMPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 151	1.37%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,681 $10,632 $12,316 $10,902 $11,495 $12,157 $15,607 $15,833 $17,198 $20,586 Russell Midcap® Value Index $10,000 $9,126 $11,787 $13,440 $12,710 $14,357 $15,334 $18,883 $18,753 $19,207 $22,891 Russell 3000® Index $10,000 $9,752 $11,871 $14,858 $14,522 $17,503 $21,088 $25,052 $22,987 $27,388 $34,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 15.51% 11.56% 7.49% Class M (without 3.50% sales charge) 19.70% 12.36% 7.87% Russell Midcap® Value Index 19.18% 9.78% 8.63% Russell 3000® Index 26.32% 14.60% 13.21% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,918,777,537
Holdings Count | shares	192
Advisory Fees Paid, Amount	$ 15,028,344
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 17.6 Materials 9.6 Consumer Discretionary 9.0 Real Estate 8.5 Health Care 8.0 Information Technology 7.8 Utilities 7.4 Energy 6.6 Consumer Staples 5.5 Communication Services 1.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.5 Canada 2.4 Germany 0.6 Bailiwick Of Jersey 0.6 Zambia 0.5 United Kingdom 0.5 Spain 0.4 Ireland 0.3 Belgium 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 2.4 Germany - 0.6 Bailiwick Of Jersey - 0.6 Zambia - 0.5 United Kingdom - 0.5 Spain - 0.4 Ireland - 0.3 Belgium - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sun Communities Inc 1.6 Welltower Inc 1.1 PG&E Corp 1.1 Coca-Cola Consolidated Inc 1.1 Hartford Financial Services Group Inc/The 1.0 Corteva Inc 1.0 Sempra 1.0 US Foods Holding Corp 1.0 Weatherford International PLC 1.0 UGI Corp 1.0 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid Cap Value K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value K6 Fund
Class Name	Fidelity® Mid Cap Value K6 Fund
Trading Symbol	FCMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within real estate, where our picks in equity real estate investment trusts helped most. Picks in materials also boosted relative performance. Also bolstering our relative result were stock picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+315%), followed by an overweight in Constellation Energy (+143%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in energy. Picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result. Also hurting our result were stock picks and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was our non-benchmark stake in Weatherford International (-39%). This was a position we established this period. The company was one of our biggest holdings at period end. A non-benchmark stake in Atkore returned approximately -49% and was a second notable relative detractor. The stock was not in the portfolio at the end of the period. Another relative detractor was an overweight in ON Semiconductor (-27%). The company was the fund's second-biggest holding at period end.
•Notable changes in positioning include higher allocations to the consumer staples and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through January 31, 2025. Initial investment of $10,000. Fidelity® Mid Cap Value K6 Fund $10,000 $11,438 $10,200 $10,827 $11,458 $14,800 $15,158 $16,610 $19,848 Russell Midcap® Value Index $10,000 $11,151 $10,545 $11,912 $12,723 $15,667 $15,559 $15,936 $18,992 Russell 3000® Index $10,000 $11,791 $11,525 $13,891 $16,736 $19,882 $18,243 $21,736 $27,456 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Mid Cap Value K6 Fund 19.49% 12.89% 9.32% Russell Midcap® Value Index 19.18% 9.78% 8.70% Russell 3000® Index 26.32% 14.60% 14.03% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,117,734
Holdings Count | shares	191
Advisory Fees Paid, Amount	$ 198,523
Investment Company Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$30,117,734
Number of Holdings	191
Total Advisory Fee	$198,523
Portfolio Turnover	140%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.9 Financials 17.1 Materials 9.4 Consumer Discretionary 9.3 Information Technology 8.3 Real Estate 8.3 Health Care 8.0 Utilities 7.1 Energy 6.6 Consumer Staples 5.5 Communication Services 1.5 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 94.5 Canada 2.5 Germany 0.6 Bailiwick Of Jersey 0.5 Zambia 0.5 United Kingdom 0.4 Spain 0.4 Ireland 0.3 Belgium 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 2.5 Germany - 0.6 Bailiwick Of Jersey - 0.5 Zambia - 0.5 United Kingdom - 0.4 Spain - 0.4 Ireland - 0.3 Belgium - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sun Communities Inc 1.5 ON Semiconductor Corp 1.2 Welltower Inc 1.1 PG&E Corp 1.0 Hartford Financial Services Group Inc/The 1.0 Corteva Inc 1.0 Laureate Education Inc 1.0 Sempra 1.0 Coca-Cola Consolidated Inc 1.0 Weatherford International PLC 1.0 10.8
Fidelity Advisor Mid Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class A
Trading Symbol	FMPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 124	1.12%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Value Index for the fiscal year, led by real estate, where our stock picks in equity real estate investment trusts helped most. Stock picks in materials also boosted the fund's relative performance. Also helping our relative result were picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Vistra (+319%), followed by an overweight in Constellation Energy (+145%). Another notable relative contributor was our non-benchmark stake in Targa Resources (+134%). This period we decreased our investment in all three stocks.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. Also hurting our result was stock picking in financials and energy.
•The largest individual relative detractor was our non-benchmark stake in Weatherford International (-40%). This was a position we established this period. The stock was among our biggest holdings at period end. Other notable relative detractors included a non-benchmark stake in Atkore (-49%) and an underweight in MicroStrategy (+143%). Neither stock was in the portfolio at the end of the period.
•Notable changes in positioning include increased exposure to the consumer staples and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,498 $10,442 $12,126 $10,765 $11,380 $12,076 $15,539 $15,804 $17,208 $20,650 Russell Midcap® Value Index $10,000 $9,126 $11,787 $13,440 $12,710 $14,357 $15,334 $18,883 $18,753 $19,207 $22,891 Russell 3000® Index $10,000 $9,752 $11,871 $14,858 $14,522 $17,503 $21,088 $25,052 $22,987 $27,388 $34,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 13.10% 11.33% 7.52% Class A (without 5.75% sales charge) 20.00% 12.66% 8.16% Russell Midcap® Value Index 19.18% 9.78% 8.63% Russell 3000® Index 26.32% 14.60% 13.21% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,918,777,537
Holdings Count | shares	192
Advisory Fees Paid, Amount	$ 15,028,344
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,918,777,537
Number of Holdings	192
Total Advisory Fee	$15,028,344
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 17.6 Materials 9.6 Consumer Discretionary 9.0 Real Estate 8.5 Health Care 8.0 Information Technology 7.8 Utilities 7.4 Energy 6.6 Consumer Staples 5.5 Communication Services 1.5 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.5 Canada 2.4 Germany 0.6 Bailiwick Of Jersey 0.6 Zambia 0.5 United Kingdom 0.5 Spain 0.4 Ireland 0.3 Belgium 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 2.4 Germany - 0.6 Bailiwick Of Jersey - 0.6 Zambia - 0.5 United Kingdom - 0.5 Spain - 0.4 Ireland - 0.3 Belgium - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Sun Communities Inc 1.6 Welltower Inc 1.1 PG&E Corp 1.1 Coca-Cola Consolidated Inc 1.1 Hartford Financial Services Group Inc/The 1.0 Corteva Inc 1.0 Sempra 1.0 US Foods Holding Corp 1.0 Weatherford International PLC 1.0 UGI Corp 1.0 10.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series All-Sector Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series All-Sector Equity Fund
Class Name	Fidelity® Series All-Sector Equity Fund
Trading Symbol	FSAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection contributed to the fund's performance versus the Russell 1000 Index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Picks in health care, primarily within the health care equipment & services industry, and communication services also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Broadcom (+89%). This period we meaningfully increased our position in Broadcom, which was one of the largest holdings. Not owning Intel, a benchmark component that returned roughly -54%, was a second notable relative contributor. It also helped to overweight Boston Scientific (+61%). The company was among the top holdings this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in the software & services industry within the information technology sector. Security selection in energy and materials also hurt for the year, as did the fund's position in cash.
•The biggest individual relative detractor was a stake in MongoDB (-40%). The stock was not held at period end. The second-largest relative detractor was an overweight in Advanced Micro Devices (-29%). Not owning Palantir Technologies, a benchmark component that gained about 413%, was another notable relative detractor.
•Notable changes in positioning include a lower allocation to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Series All-Sector Equity Fund $10,000 $9,645 $11,673 $14,664 $14,191 $17,217 $21,511 $25,927 $24,024 $29,827 $38,129 Russell 1000® Index $10,000 $9,818 $11,861 $14,926 $14,601 $17,725 $21,242 $25,557 $23,372 $28,101 $35,606 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series All-Sector Equity Fund 27.83% 17.24% 14.32% Russell 1000® Index 26.71% 14.97% 13.54% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,014,543,190
Holdings Count | shares	269
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,014,543,190
Number of Holdings	269
Total Advisory Fee	$0
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.6 Financials 14.7 Consumer Discretionary 11.7 Health Care 10.1 Communication Services 9.5 Industrials 9.5 Consumer Staples 5.2 Energy 3.1 Real Estate 2.2 Materials 2.2 Utilities 2.1 Common Stocks 97.9 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 99.6 Bailiwick Of Jersey 0.2 United Kingdom 0.1 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 Bailiwick Of Jersey - 0.2 United Kingdom - 0.1 China - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.5 NVIDIA Corp 5.9 Apple Inc 5.4 Amazon.com Inc 4.5 Alphabet Inc Class C 4.1 Broadcom Inc 3.1 Meta Platforms Inc Class A 2.4 Exxon Mobil Corp 1.6 Tesla Inc 1.6 Wells Fargo & Co 1.2 36.3
Fidelity Series Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Value Discovery Fund
Class Name	Fidelity® Series Value Discovery Fund
Trading Symbol	FNKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, enthusiasm for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within consumer staples, where our picks among food, beverage & tobacco firms hurt most. Also weighing on our relative result was stock selection in utilities and information technology, primarily within the software & services industry.
•The largest individual relative detractor was an overweight in Comcast (-25%). The stock was one of our largest holdings this period. An outsized stake in Centene (-15%), one of the fund's biggest holdings on January 31, hurt as well. Another notable relative detractor this period was avoiding Walmart, a benchmark component that gained roughly 80%.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an underweight in consumer discretionary, primarily within the consumer durables & apparel industry. An overweight in financials, especially banks, and an underweight in real estate, particularly among real estate investment trusts, further boosted the fund's relative performance.
•Not owning Intel, a benchmark component that returned about -54%, was the top individual relative contributor. A stake in Constellation Energy (+53%) also helped, though the stock was not held at period end. An overweight in JPMorgan Chase (+57%) was another plus. The stock was the fund's largest holding at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® Series Value Discovery Fund $10,000 $9,568 $11,999 $13,805 $12,960 $14,380 $16,314 $20,286 $20,599 $21,203 $23,716 Russell 3000® Value Index $10,000 $9,459 $11,896 $13,877 $13,216 $15,085 $15,812 $19,417 $19,333 $20,438 $24,386 Russell 3000® Index $10,000 $9,752 $11,871 $14,858 $14,522 $17,503 $21,088 $25,052 $22,987 $27,388 $34,596 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Value Discovery Fund 11.85% 10.52% 9.02% Russell 3000® Value Index 19.32% 10.08% 9.32% Russell 3000® Index 26.32% 14.60% 13.21% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,730,516,275
Holdings Count | shares	110
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,730,516,275
Number of Holdings	110
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.6 Health Care 15.7 Industrials 12.7 Consumer Staples 10.1 Information Technology 7.9 Energy 7.4 Consumer Discretionary 4.9 Utilities 4.3 Communication Services 4.2 Materials 3.1 Real Estate 1.5 Common Stocks 97.5 Preferred Stocks 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Preferred Stocks - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 91.0 United Kingdom 4.6 Canada 2.4 Korea (South) 0.9 Germany 0.7 France 0.3 Sweden 0.1 Monaco 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 United Kingdom - 4.6 Canada - 2.4 Korea (South) - 0.9 Germany - 0.7 France - 0.3 Sweden - 0.1 Monaco - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 4.1 Exxon Mobil Corp 3.9 Chubb Ltd 2.8 The Travelers Companies, Inc. 2.8 UnitedHealth Group Inc 2.6 Cigna Group/The 2.5 Bank of America Corp 2.4 Cisco Systems Inc 2.4 Berkshire Hathaway Inc Class B 2.4 Centene Corp 2.2 28.1